Financial risk management Commodity and other price risk (Details) pound in Millions, million_BTU in Millions, metric_tonne in Millions, U.S._liquid_gallon in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) metric_tonne $ / metric_tonne $ / million_BTU $ / pound pound U.S._liquid_gallon million_BTU $ / U.S._liquid_gallon	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on derivatives | $	$ 0	$ 18	$ 114
Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Other Gains (Losses) [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on derivatives | $	$ 1	22	112
Reasonably possible change in risk variable, impact on pre-tax earnings | $	1
Sales and Marketing Expense [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net loss in fair value of derivatives | $	$ 20	$ (17)	$ (182)
Aluminum Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | metric_tonne	18,501
Aluminum Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / metric_tonne	1,563
Aluminum Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / metric_tonne	2,308
Aluminum Midwest Premium Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | pound	1,859,987
Aluminum Midwest Premium Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.08
Aluminum Midwest Premium Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.10
Natural Gas Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | million_BTU	6,203,778
Natural Gas Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / million_BTU	2.82
Natural Gas Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / million_BTU	3.34
Ethylene Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | pound	3,353,654
Ethylene Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.35
Ethylene Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.35
Polymer-Grade Propylene Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | pound	24,069,527
Polymer-Grade Propylene Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.41
Polymer-Grade Propylene Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.5
Benzene Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | U.S._liquid_gallon	10,991,038
Benzene Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / U.S._liquid_gallon	2.58
Benzene Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / U.S._liquid_gallon	3.25
Diesel Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | U.S._liquid_gallon	4,033,447
Diesel Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / U.S._liquid_gallon	2.46
Diesel Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate | $ / U.S._liquid_gallon	2.88
Low-Density Polyethylene Swaps [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | pound	6,000,000
Low-Density Polyethylene Swaps [member] | United States of America, Dollars [member] | Bottom of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.81
Low-Density Polyethylene Swaps [member] | United States of America, Dollars [member] | Top of range [member] | Swap contract [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative conversion rate	0.82